Taxation - Current taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	19.00%	19.00%
UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
UK corporation tax	£ (4)	£ 30